Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,491.71
Total Transaction Valuation	18,042,766.05
Total Offset Amount	0.00
Net Fee	$ 2,491.71
Offering Table N/A
Offset Table N/A	N/A